Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RESEARCH AND DEVELOPMENT EXPENSES	$ 2,199	$ 2,224		$ 5,636	$ 5,732	$ 7,100	$ 12,581	$ 15,057
GENERAL AND ADMINISTRATIVE EXPENSES	1,506	1,421		4,488	4,827	6,203	4,610	3,407
MARKETING EXPENSES	1,503	2,612		3,704	5,038	8,104	4,880	752
OPERATING EXPENSES	5,208	6,257		13,828	15,597	21,407	22,071	19,216
INTEREST AND OTHER INCOME	1	1		3	15	16	73	37
INTEREST EXPENSE	(187)	(284)		(632)	(863)	(1,125)	(848)	(1,897)
GAIN ON EARLY EXTINGUISHMENT OF DEBT							1,343
DECREASE (INCREASE) IN FAIR VALUE OF PREFERRED STOCK CONVERSION FEATURE							3,644	(23,142)
LOSS FROM CONTINUING OPERATIONS						(22,516)	(17,859)	(44,218)
INCOME FROM DISCONTINUED OPERATIONS							4,000
NET LOSS	(5,394)	(6,540)		(14,457)	(16,445)	(22,516)	(13,859)	(44,218)
BENEFICIAL CONVERSION FEATURE OF PREFERRED STOCK								(355)
PREFERRED STOCK ACCRETION							(466)	(623)
PREFERRED STOCK DIVIDENDS							(2,638)	(7,225)
NET LOSS APPLICABLE TO COMMON SHAREHOLDERS		$ (6,540)				$ (22,516)	$ (16,963)	$ (52,421)
NET LOSS PER SHARE APPLICABLE TO COMMON SHAREHOLDERS - Basic and diluted	$ (0.17)	$ (0.21)	[1]	$ (0.46)	$ (0.52)	$ (0.72)	$ (0.77)	$ (34.55)
WEIGHTED AVERAGE SHARES OUTSTANDING - Basic and diluted	31,465,752	31,396,517		31,443,568	31,342,752	31,362,574	22,167,873	1,517,365

[1]	Net loss per common stockholder is computed independently for each of the quarters presented. Therefore the sum of the quarterly net loss per share will not necessarily equal the total for the year.